20. INCOME TAXES: Schedule of Movement in deferred tax assets and liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Deferred Tax Assets, Starting Balance	$ 0	$ 0
Future income tax recovery (expense)	6,243,668	0
Income tax recovery on share issuance costs	595,393	0
Acquired through business combination	(33,997,312)	0
Deferred Tax Assets, Ending Balance	$ (27,158,251)	$ 0